Organization and Description of Business Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Predecessor
Organization and Description of Business Activities

1. ORGANIZATION

JGWPT Holdings Inc., formerly known as Wentworth Financial Holdings Inc. (the “Corporation”), was incorporated as a Delaware corporation on June 21, 2013.   The Corporation was formed for the purpose of completing a public offering and related transactions in order to carry on the business of JGWPT Holdings, LLC, a Delaware limited liability company, as a publicly-traded company. Wentworth Financial Holdings Inc. changed its name to JGWPT Holdings Inc. on October 3, 2013.

1. Organization and Description of Business Activities

Description of the Company

J.G. Wentworth, LLC together with its subsidiaries, (collectively the “Company”) was formed on July 1, 2005 and was a wholly-owned subsidiary of J.G. Wentworth, LLC (“Holdco”). Holdco is currently owned by its members, JLL JGW Distribution, LLC (“Distribution”), a Delaware limited liability company, and J.G. Wentworth, Inc. (“JGW Inc.”).

In July 2011, the Company, Orchard Acquisition Company, LLC and its subsidiaries (“OAC”) and Peach Group Holdings, Inc. (“PGHI”), formed JGWPT Holdings, LLC (“JGWPT”), a Delaware limited liability company, as a wholly-owned subsidiary (Note 2). JGWPT then formed JGW Holdings Merger Sub, LLC (“Merger Sub”), a Delaware limited liability company, as its wholly-owned subsidiary. Merger Sub was merged with and into the Company, with the Company continuing as the surviving entity in the merger, and as a result of this merger (i) all of the outstanding equity interests of the Company were converted into identical corresponding equity interests in JGWPT, (ii) all of the outstanding equity interests in JGWPT held by the Company were cancelled, and (iii) each outstanding equity interest in Merger Sub was converted into one common interest in the Company. As a result, the Company became a wholly-owned subsidiary of JGWPT, with all outstanding equity interests formerly held in the Company held in JGWPT. Subsequently, as part of the merger, OAC became a wholly-owned subsidiary of the Company.

As of December 31, 2012, Holdco owns 68.2% and 48.4%, preferred holders own 28.8% and 20.5%, PGHI owns 0.0% and 25.1%, and certain members of the Company’s management combined own 3.0% and 6.0% of the total voting and economic interests in JGWPT, respectively. Distribution owns substantially all Holdco common interests. JGWPT is managed by a board of directors consisting of directors from JLL Partners, representatives of the preferred interest holders, PGHI, and the Chief Executive Officer of the Company.

The Company, operating through its subsidiaries and affiliates is a specialty finance company with principal offices in Radnor, Pennsylvania and Boynton Beach, Florida. The Company provides liquidity to individuals with financial assets such as structured settlements, annuities, lottery winnings, and others by either purchasing these financial assets for a lump-sum payment, issuing installment obligations payable over time, or serving as a broker to other purchasers of financial assets. The Company also provides pre-settlement funding to people with pending personal injury claims. The Company engages in warehousing and subsequent resale or securitization of these various financial assets.

A summary of some of the major products offered is included below.

Structured Settlements and Annuities

A structured settlement refers to the settlement of a personal injury claim with a series of future installment payments to an individual claimant. Annuities refer to financial instruments representing a series of future fixed installment payments. In many instances, individuals wish to monetize some or all of their future structured settlement and annuity payments in exchange for an immediate lump sum. With respect to settlements, this is accomplished through a court proceeding whereby the seller and buyer seek the court’s approval of the transaction. Upon issuance of a court order approving the sale and ordering the settlement obligor to make the structured settlement payments to the Company, the Company effectuates the purchase of the structured settlement. The purchase price for a structured settlement represents the present value of the future payments purchased using a discount rate negotiated with the seller. Structured settlements purchased by the Company are generally comprised of either guaranteed or life-contingent payments (“LCSS”). Guaranteed payments are contractually assured payments by the underlying insurance company to the Company for a specific period of time as determined by the settlement terms of each court order. LCSS are payments to the Company that are limited over time to the extent the claimant is alive.

Pre-Settlement Funding

The Company makes advances to litigants in exchange for a collateral assignment of a portion of the proceeds of pending litigation typically before a matter has been settled or otherwise resolved. The Company earns fees for such advances based on the amount of the advance and the time to recovery of the proceeds.

Lottery Winnings

The purchase of annuitized lottery winnings is substantially similar to the purchase of structured settlement payments. The Company also brokers lottery winnings for which it earns brokers’ fees for facilitating sales of lottery prize payments to third party investors.

Attorney Cost Financing

The Company makes loans to certain law firms to finance certain litigation costs in pending personal injury cases. The Company establishes a revolving line of credit with these law firms and takes an assignment of the law firm’s contingency fee interest in their pending personal injury cases. The Company earns fees for such advances based on the amount of time the advance amount remains outstanding. The Company suspended making such loans effective January 1, 2012.

Life Settlement Contracts

The Company provides liquidity to persons or entities that own life insurance policies by facilitating the sale of their policies to affiliates or third-party investors. In addition, the Company performs subservicing functions related to mortality tracking, monthly reporting, payment of premiums, and collection and distribution of insurance proceeds. For the years ended December 31, 2011 and 2012, the Company earned $1,309 and $1,832, respectively, for subservicing fees from these affiliates. The Company also owns certain life settlement contracts (Note 8).

Installment Sale Transaction Structure

Through its self-developed installment sale transaction structure (the “Structure”), the Company conducts certain transactions that are intended to qualify for installment sale treatment under the Internal Revenue Code (such as the sale of lottery winnings). In the case of lottery winnings, the Company’s internal purchasing personnel market the Structure under the name Asset Advantage ® . Assets involved in these transactions are acquired from lottery winners by Delaware statutory trusts and the proceeds from the monetization of these assets are invested in marketable securities in a manner that is intended to fully defease any and all market risk under the related installment obligations. The trusts issue installment obligations to the transferors of the assets. The Company earns initial origination-related income and other ongoing fees in connection with these transactions which are reflected in servicing, broker, and other fees in the Company’s consolidated statements of operations.